Income Taxes (Reconciliation of Statutory and Effective Tax Rates) (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Abstract]
Statutory tax rate	35.00%	35.00%	35.00%
Effective tax rate increase (decrease) - State taxes net of federal benefit	1.20%	1.40%	1.20%
Effective tax rate increase (decrease) - Tax-exempt interest	(2.40%)	(2.30%)	(2.20%)
Effective tax rate increase (decrease) - Life insurance	(1.90%)	(1.70%)	(1.70%)
Effective tax rate increase (decrease) - Dividend received deduction	(1.80%)	(1.70%)	(1.50%)
Effective tax rate increase (decrease) - Tax credits	(4.40%)	(3.90%)	(4.40%)
Effective tax rate increase (decrease) - Other	(1.60%)	(2.00%)	(1.30%)
Effective tax rate	24.10%	24.80%	25.10%